Result And Remuneration To Shareholders - Schedule of Finance Income and Expenses (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCE INCOME
Income from financial investments		R$ 515	R$ 436	R$ 452
Interest on sale of energy		314	299	286
Foreign exchange variations - Itaipu		15		7
Foreign exchange variations - loans and debentures				277
Monetary variations		48	87	163
Monetary variations -CVA		108	16	76
Gain on financial instruments – Swap	[1]		147
Monetary updating of escrow deposits		91	69	82
PIS/Pasep and Cofins charged on finance income		(262)	(205)	(197)
Prepayments rents		3	5	4
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS		28	392
IRPJ credit update on Worker's Food Program		5	59
Others		117	125	122
Finance income		982	1,430	1,272
FINANCE EXPENSES
Charges on loans and debentures (Note 15)		(1,503)	(989)	(1,013)
Cost of debt - amortization of transaction cost		(28)	(19)	(14)
Foreign exchange variation on loans, net of the derivative (Note 15)	[2]	(11)
Foreign exchange variations - loans			(464)
Foreign exchange variations - Itaipu			(37)
Monetary updating - loans and debentures		(286)	(248)	(148)
Charges and monetary updating on post-employment obligations			(4)	(20)
Loss on financial instruments – Swap				(177)
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS				(41)
PIS/Pasep and Cofins adjustment refundable to customers		(16)
Monetary updating - Lease liabilities		(24)	(27)	(35)
Financial expenses (R&D and PEE)		(43)	(30)	(38)
Estimated update of distributed generation credits, net		(75)	(38)
Others		(75)	(95)	(165)
Finance expenses		(2,061)	(1,951)	(1,651)
Net finance expenses		R$ (1,079)	R$ (521)	R$ (379)

[1]	In December 2024, CEMIG GT settled the Eurobonds together with the related hedging derivative financial instrument.
[2]

In August 2025, CEMIG GT entered into a loan denominated in U.S. dollars. To hedge the cash flow associated with this debt, as well as CEMIG GT’s exposure to foreign exchange risk, a derivative financial instrument (‘Swap’) was contracted. See note 19.